Note 22 - Derivatives - Fair Value of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FFAs*	$ 33,310	$ 25,660
Derivative liabilities - current	(3,050)	(2,255)
Derivative liabilities - noncurrent	(11,194)	$ (13,655)
Designated as Hedging Instrument [Member]
FFAs*	54,921
Derivatives assets - noncurrent	28,979
Derivative liabilities - current	(24,661)
Derivative liabilities - noncurrent	(11,534)
Designated as Hedging Instrument [Member] | Derivative Assets, Current [Member]
Counterparty netting	(21,611)
Total derivative assets, December 31, 2023	33,310
Designated as Hedging Instrument [Member] | Derivative Asset, Noncurrent [Member]
Counterparty netting	(340)
Total derivative assets, December 31, 2023	28,639
Designated as Hedging Instrument [Member] | Derivative Liability, Current [Member]
Counterparty netting	21,611
Total derivative liabilities, December 31, 2023	(3,050)
Designated as Hedging Instrument [Member] | Derivative Liability, Noncurrent [Member]
Counterparty netting	340
Total derivative liabilities, December 31, 2023	(11,194)
Forward Freight Agreements [Member] | Designated as Hedging Instrument [Member]
FFAs*	30,404
Derivatives assets - noncurrent	2,758
Derivative liabilities - current	(21,611)
Derivative liabilities - noncurrent	(340)
Bunker Swap Agreements [Member] | Designated as Hedging Instrument [Member]
FFAs*	101
Derivatives assets - noncurrent	0
Derivative liabilities - current	(912)
Derivative liabilities - noncurrent	(1,699)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
FFAs*	7,827
Derivatives assets - noncurrent	12,864
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative liabilities - current	(2,138)
Derivative liabilities - noncurrent	(9,495)
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
FFAs*	14,716
Derivatives assets - noncurrent	11,701
Forward Currency Contracts [Member] | Designated as Hedging Instrument [Member]
FFAs*	1,873
Derivatives assets - noncurrent	$ 1,656